INSURANCE (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Amounts Arising From Insurance Contracts

	Coverage	Coverage period	Amount insured (1)		Annual premium (1)
Companhia Energética de Minas Gerais
Facilities in buildings	Fire	Jan. 8, 2019 to Jan. 8, 2020	R$	6,628	R$	1
Cemig Geração e Transmissão
Air transport / Aircraft	Fuselage Third party	April 29, 2018 to April 29, 2019 April 29, 2018 to April 29, 2019	US$ US$	4,385 14,000	US$	49
Warehouse stores	Fire	Nov. 2, 2018 to Nov. 2, 2020	R$	21,775	R$	22
Buildings	Fire	Jan. 8, 2019 to Jan. 8, 2020	R$	271,446	R$	59
Telecoms equipment	Fire	Jan. 8, 2019 to Jan. 8, 2020	R$	11,514	R$	5
Operational risk	—	Dec. 7, 2018 to Dec. 7, 2019	R$	992,147	R$	1,332
Cemig Distribuição
Air transport / Aircraft / Guimbal equipment	Fuselage Third party	April 29, 2018 to April 29, 2019	US$ USS	3,285 14,000	US$	35
Warehouse stores	Fire	Nov. 2, 2018 to Nov. 2, 2020	R$	164,514	R$	169
Facilities in buildings	Fire	Jan. 8, 2019 to Jan. 8, 2020	R$	436,994	R$	94
Telecoms equipment	Fire		R$	17,208	R$	7
Operational risk – Transformers above 15MVA and other energy distribution equipment with value above R$ 1,000 (2)	Total	Dec. 7, 2018 to Dec. 7, 2019	R$	542,976	R$	729
Gasmig
Gas distribution network / Third party	Third party	Dec. 15, 2018 to Dec. 15, 2019		60,000	R$	398
Own vehicle fleet (Operation)	Damage to third parties only	Jul. 7, 2018 to Jul. 7, 2019		500	R$	3
Own vehicle fleet (Directors)	Full cover	Oct. 25, 2018 to Oct. 25, 2019		100	R$	2
Facilities—multirisk (3)	Robbery, theft and fire	Jan. 1, 2018 to Jan. 1, 2019		41,374	R$	50

(1)	Amounts expressed in R$ ‘000 or US$’000.
(2)	Maximum indemnity limit: R$ 231 million for Cemig GT
(3)	Contracting of a new policy is in progress.